TAXATION - Additional Information (Details)		1 Months Ended	12 Months Ended
	Dec. 22, 2017	Oct. 31, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($)
TAXATION
Statutory tax rate			25.00%	25.00%	25.00%	25.00%	25.00%
Preferential enterprise income tax rate for three years			15.00%	15.00%
Increase (decrease) in valuation allowance			$ 500,000	¥ 3,760,466		¥ 35,242,565
Effective income tax rate reconciliation, equity in earnings (losses) of unconsolidated subsidiary, amount			0		$ 0
Net operating loss carry forwards | ¥								¥ 291,600,000
Deferred taxation			$ (529,651)	¥ (3,760,466)		¥ (35,242,565)	¥ (178,951,592)
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Income tax, statute of limitation under special circumstance			10 years	10 years
Minimum
TAXATION
Statutory tax rate			21.00%	21.00%
Period for carry forward of qualified HNTE losses			5 years	5 years
Withholding income tax rate for dividends from profits of foreign invested enterprises			5.00%	5.00%
Percentage of beneficial interest owned			25.00%	25.00%
Income tax, statute of limitation			3 years	3 years
Maximum
TAXATION
Statutory tax rate	34.00%
Period for carry forward of qualified HNTE losses			10 years	10 years
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Percentage of beneficial interest owned			25.00%	25.00%
Income tax, statute of limitation			5 years	5 years
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
TAXATION
Preferential enterprise income tax rate for three years		15.00%
Cayman Islands
TAXATION
Accrued withholding income tax amount			$ 0
Hong Kong
TAXATION
Accrued withholding income tax amount			0		0				$ 0
Singapore
TAXATION
Accrued withholding income tax amount			$ 0		$ 0				$ 0
United states
TAXATION
Statutory tax rate			21.00%	21.00%
State income tax rate			8.70%	8.70%
Foreign tax authority
TAXATION
Deferred taxation | ¥							¥ (183,867,203)